Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete condensed consolidated financial statements. The accompanying unaudited interim condensed consolidated financial statements reflect all adjustments which are, in the opinion of management, necessary for a fair statement of the results for the interim periods presented.

The results of operations of any interim period are not necessarily indicative of the results of operations to be expected for the full fiscal year. The unaudited interim condensed consolidated financial statements should be read in conjunction with StableCoinX Inc’s and StableCoinX Assets, Inc. condensed consolidated financial statements and accompanying footnotes included in the Company’s Form 8-K/A filed with the U.S. Securities and Exchange Commission (“SEC”) which provides a more complete discussion of the Company’s accounting policies and certain other information.

Basis of Presentation

The accompanying consolidated financial statements, which include the financial statements of the Company and its wholly-owned subsidiaries, have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and reflect all adjustments, including normal recurring adjustments and the elimination of all intercompany balances and transactions, which, in the opinion of management, are necessary to present fairly the financial position, results of operations, and cash flows for the periods presented in accordance with U.S. GAAP.

Use of Estimates

Use of Estimates

The preparation of the condensed interim consolidated financial statements in accordance with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods presented. Such estimates and assumptions include, but are not limited to, those related to the useful lives of long-lived assets, the accounting for income taxes, the estimates used to evaluate the recoverability of long-lived assets, amortization method and periods for capitalized software, and valuation of stock-based compensation expense. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and adjusts such estimates and assumptions when facts and circumstances dictate. Actual results could differ from these estimates.

Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods presented. Actual results could differ from these estimates.

Cash and Concentration of Credit Risk

Cash and Concentration of Credit Risk

The Company has cash deposits in a financial institution that, at times, may be in excess of Federal Deposit Insurance Corporation insurance limits. Any loss incurred or lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows. The Company has not experienced losses in such accounts and periodically evaluates the creditworthiness of its financial institutions.

As of June 30, 2026 the Company had cash balances in excess of domestic insurance limits of approximately $18.6 million. As of December 31, 2025, the Company had no cash balances which exceeded the insurance limits.

Digital Assets Receivable- Related Party	Digital Assets Receivable- Related Party Outstanding receivables are denominated in ENA tokens earned from DVN services. See Notes 4 and 14.
Digital Assets and Adoption of ASU 2023-08

Digital Assets and Adoption of ASU 2023-08

The Company early adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-08, Intangibles - Goodwill and Other - Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”), which requires entities to measure certain crypto assets at fair value with changes recognized in the statement of operations for each reporting period and others that do not fall under the scope of ASU 2023-08 as intangible assets. The Company’s ETH Tokens, which have not been determined to be stablecoins or derivatives, are within the scope of ASU 2023-08 and recognized at fair value and determined using Level 1 inputs under the Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, hierarchy as these prices were based on observable quoted prices in the market for identical assets. Changes in the fair value of crypto assets under ASU 2023-08 are recognized in the condensed consolidated statements of operations for each reporting period. See Notes 5, 6 and 14.

Realized gain (loss) on the disposition of all of the Company’s crypto assets is calculated on a first-in-first out (“FIFO”) basis. Gains or losses from the sale of digital assets are calculated as the difference between the disposal price and the cost basis and are recognized in other expenses (income). As of June 30, 2026, no gain (loss) on the disposition of crypto assets has been incurred.

Digital Intangible Assets

Digital Intangible Assets

Digital assets that the Company holds which fall outside of the scope of ASC 350-60 will be recorded at cost, less impairment within digital intangible assets in the accompanying unaudited interim condensed consolidated balance sheets. The Company’s ENA tokens fall outside of the scope of ASC 350-60 since they were created by Ethena, a related party.

The Company tests for impairment quarterly to identify whether event or changes in circumstances indicate that it is more likely than not that its digital intangible assets are impaired. If an impairment has occurred, the Company considers the lowest intra-day market price quoted on an active exchange since acquiring the respective digital asset as the fair value measure. If the then current carrying value of a digital intangible asset exceeds the fair value, an impairment loss has occurred with respect to those digital intangible assets in the amount equal to the difference between their carrying values and the fair value. When impaired, digital intangible assets are written down to their fair value at the time of impairment and this new cost basis will not be adjusted upward for any subsequent increase in fair value. Gains will not be recorded until realized upon sale. In determining the gain or loss to be recognized upon sale, the Company will calculate the difference between the sales price and the carrying value of the digital intangible assets sold immediately prior to sale.

The Company uses a first-in, first-out methodology to assign costs to digital intangible assets for purposes of evaluating impairment and determining realized gains and losses.

For the three and six months ended June 30, 2026, the Company recognized an impairment expense of $36.2 million related to its digital intangible assets (see Note 7).

Fair Value Measurements

Fair Value Measurements

The Company determines fair value measurements used in its condensed consolidated financial statements based upon the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy distinguishes between (i) market participant assumptions developed based on market data obtained from independent sources (observable inputs), and (ii) an entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). ASC 820, Fair Value Measurements, requires fair value measurements be classified and disclosed in one of the following pricing categories:

Level 1:	This level consists of unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2:	This level consists of observable inputs other than the quoted prices included within Level 1, such as quoted prices for similar assets or liabilities in markets that are not active or for which all significant inputs are observable or can be corroborated by observable market data, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:	This level consists of unobservable inputs for the asset or liability to the extent that observable inputs are not available, thereby allowing for situations in which there is little or no market data for the asset or liability at the measurement date. This requires the reporting entity to develop its own assumptions that market participants would use in pricing the asset or liability.

The carrying amounts of prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair values due to their short-term maturities.

Capitalized Software Costs

Capitalized Software Costs

Internal-use software is software developed or modified solely to meet the Company’s internal needs, with no substantive plan to sell, lease, or license the software to external parties. The Company capitalizes certain costs incurred in connection with developing internal-use software when management has committed to the software project and it is probable the software will be completed and perform its intended use in accordance with ASC 350-40. Capitalizable costs primarily include the cost of consultants that are directly involved in writing and testing code. Costs related to research and development activities prior to meeting capitalization criteria, costs related to training, maintenance, product management, and other non-development activities are expensed as incurred. As of June 30, 2026 and December 31, 2025, the Company has capitalized $200,000 and $50,000, respectively, of software development costs, which are included in intangible assets, net, in the accompanying interim condensed consolidated balance sheets. No amortization expense was recognized during the three and six months ended June 30, 2026 related to the capitalized software as development is ongoing and has not yet reached its intended use.

Intangible Assets, Net

Intangible Assets, Net

The Company’s finite-lived intangible asset, which is comprised of a perpetual royalty-free software license, was contributed to the Company during the period from inception through December 31, 2025, is carried at cost, and is amortized on a straight-line basis over the estimated economic life of five years. The straight-line method of amortization represents the Company’s best estimate of the distribution of the economic value of the intangible asset. The factors that are considered in determining the useful lives of identifiable intangible assets include the extent to which expected future cash flows would be affected by the Company’s intent and ability to retain use of any such assets.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Whenever events or changes in circumstances indicate that the carrying amount of long-lived assets may not be recoverable, the Company estimates the expected undiscounted future cash flows from the use of those assets and their eventual disposition (without any allocated debt financing charges). The Company conducts an intangible impairment analysis at least annually and more frequently if changes in facts and circumstances indicate that the fair value of the intangible asset may be less than their related carrying amount. If the sum of the expected undiscounted future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. For the three and six months ended June 30, 2026, the Company did not recognize any impairment expense related to its long-lived asset.

Demand Notes

Demand Notes

The Company accounts for its related party demand notes denominated in ETH tokens at fair value at each period end pursuant to ASC 825, “Financial Instruments” wherein changes in the fair value are recorded as unrealized change in fair value of demand notes in the condensed consolidated statements of operations. Demand notes denominated in USD are recognized at the value of the cash proceeds received.

Convertible Demand Notes Payable – Former Sponsors

Convertible Demand Notes Payable – Former Sponsors

The Company accounts for its convertible demand notes payable – former sponsors under ASC 470-20, “Debt—Debt with Conversion and other Options” (“ASC 470”). The notes are assessed under ASC 815 for any conversion features which may require bifurcation. Management has determined that these notes do not require bifurcation and are precluded from the fair value option and are presented at their original value on the condensed consolidated balance sheets.

Warrant Liabilities

Warrant Liabilities

The Company accounts for its public warrants in accordance with the guidance contained in ASC 815, “Derivatives and Hedging” whereby under that provision, the Public Warrants do not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classifies the warrant instrument as a liability at fair value and adjusts the instrument to fair value at each reporting period. This liability will be re-measured at each balance sheet date until the Public Warrants are exercised or expire, and any change in fair value will be recognized in the Company’s unaudited interim condensed consolidated statements of operations.

The quoted market price is used as the fair value as of each relevant date for valuing the public warrants.

Revenue

Revenue

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, applying the five-step model: identify the contract, identify performance obligations, determine the transaction price, allocate the transaction price to performance obligations, and recognize revenue when or as performance obligations are satisfied. The Company applies the as-invoiced practical expedient when applicable. The Company evaluates whether it is a principal or agent and reports revenue net when acting as an agent.

Validator Services:

The Company operates a full-stack Ethereum validator node utilizing staked ETH collateral, which supports blockchain transaction validation, block production, and network consensus functions. The Company concluded that since it controls the validation infrastructure, it is a principal in the provision of staking services to the blockchain and will recognize revenue on a gross basis. Validation revenue is earned at a point in time when confirmation is received from the network indicating that the validation is complete and the Company obtains control of the awards. Cryptocurrency rewards are measured at fair value using market prices on the date they are received.

DVN Services:

The Company provides cross-chain verification services for Ethena ecosystem assets using LayerZero messaging infrastructure under a DVN Services Agreement with Ethena OpCo, a related party. The Company is entitled to receive fees that are calculated as a fixed percentage of aggregate cross-chain transaction volume processed through its DVN infrastructure, measured in the U.S. Dollars value of the transactions. The fees are paid in ENA tokens with the number of tokens received based on the average price of ENA as reported by CoinGecko / CoinMarketCap over the final five (5) trading days of the applicable calendar month. The Company concluded that since it controls the validation infrastructure, it is a principal in the provision of validating services to the blockchain and will recognize revenue on a gross basis. The Company recognizes revenue over time in the amount to which it has the right to invoice for services performed, consistent with the application of the right-to-invoice practical expedient.

Cost of Revenue

Cost of Revenue

Costs of revenue represent costs directly related to the Company’s services and include costs associated with the Company’s infrastructure services. Cost of revenue excludes the amortization of intangibles associated with the perpetual royalty-free software license.

Stock-Based Compensation

Stock-Based Compensation

The Company issues restricted stock units (“RSUs”) to employees and non-employee consultants, which vest upon the satisfaction of service and continued employment. The fair value of the RSUs is determined based on the Company’s fair value of common stock at the date of grant and recognized over the period of service. Forfeitures are recognized as they occur.

Income Taxes

Income Taxes

The Company is subject to income taxes in the U.S. The Company uses the asset-and-liability method for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial statement carrying amounts and tax bases of assets and liabilities and operating loss and tax credit carryforwards and are measured using the enacted tax rates that are expected to be in effect when the differences reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established on a jurisdiction-by-jurisdiction basis when necessary to reduce deferred tax assets to an amount that, in the opinion of management, is more likely than not to be realized.

The effective tax rate for the three and six months ended June 30, 2026 and for the period from June 30, 2025 (Inception) through June 30, 2025 was 0.0%. The Company’s effective tax rate differs from the U.S. federal statutory rate of 21.0% as a result of the Company’s U.S losses for which no benefit will be realized.

Income Taxes

The Company is subject to income taxes in the U.S. The Company uses the asset-and-liability method for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the consolidated financial statement carrying amounts and tax bases of assets and liabilities and operating loss and tax credit carryforwards and are measured using the enacted tax rates that are expected to be in effect when the differences reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established on a jurisdiction-by-jurisdiction basis when necessary to reduce deferred tax assets to an amount that, in the opinion of management, is more likely than not to be realized.

Net Loss Per Share

Net Loss Per Share

Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to shares in undistributed earnings as if all income (loss) for the period had been distributed.

As of June 30, 2026, the Company has only Class A common stock outstanding that participates in earnings.  Class B Common Stock shares are not included in the calculation of EPS as these shares represent voting rights only and are not entitled to participate in dividends or receipt of any of the Company’s assets in the event of any dissolution, liquidation or winding up.

Basic net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common stock outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period.

As the Merger has been accounted for as a reverse recapitalization, net loss per share was also retroactively adjusted for the periods presented prior to the Merger.

Net Loss Per Share

Basic and diluted net loss per share attributable to the common stockholder is presented in conformity with the two-class method required for participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to the common stockholder for the period to be allocated between common and participating securities based upon their respective rights to shares in undistributed earnings as if all income (loss) for the period had been distributed.

As of December 31, 2025, the Company has no other participating securities other than the two classes of common stock.

Basic net loss per share is calculated by dividing the net loss attributable to the common stockholder by the weighted-average number of common stock outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common the stockholder by the weighted-average number of common stock and potentially dilutive securities outstanding for the period.

As of December 31, 2025, the Company has no securities that provided a potentially dilutive impact to the computation for the period presented.

Segment Reporting

Segment Reporting

The Company operates in one reporting segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assessing performance. The Company’s Chief Executive Officer is the CODM, who reviews financial information presented on a consolidated basis for the purposes of making operating decisions, allocating resources and evaluating financial performance.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU enhances the transparency and decision usefulness of income tax disclosures. This Company adopted this standard as of January 1, 2026.

The Company adopted ASU 2023-08, as of its June 30, 2025 inception date. See Notes 5 and 6.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. The Company adopted this standard as of its June 30, 2025 inception date.

Recently Issued Accounting Pronouncements

In September 2025, the FASB issued ASU 2025-06, Targeted Improvements to the Accounting for Internal-Use Software. This ASU amends the existing standard to remove all references to prescriptive and sequential software development project stages. Under this guidance, eligible software development costs will begin capitalization when management has authorized and committed to funding the software project, and it is probable that the project will be completed and the software will be used to perform the function intended. This guidance is effective for the Company beginning on January 1, 2028, and early adoption is permitted, although the Company does not plan to early adopt. This guidance may be applied on a prospective basis, a modified basis for in-process projects, or a retrospective basis. The Company is currently evaluating the impact of the adoption of this standard.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU enhances the transparency and decision usefulness of income tax disclosures. This guidance is effective for the Company beginning on January 1, 2026, and early adoption is permitted, although the Company does not plan to early adopt. Adoption will require enhancements to the Company’s income tax disclosures but is not expected to have a material impact on its consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. The ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. Public entities will be required to provide all annual disclosures currently required by Topic 280 in interim periods, and entities with a single reportable segment are required to provide all the disclosures required by the amendments in this ASU and existing segment disclosures in Topic 280. The Company adopted this standard as of its July 7, 2025 inception date.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

Expense Disaggregation Disclosure

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (“ASU 2024-03”), which enhances transparency by requiring public entities to disclose more detailed information about their income statement expenses. This includes disaggregating specific natural expense categories, like employee compensation and depreciation, within certain expense captions. ASU 2024-03 applies to public entities with annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, and early adoption is permitted. We are evaluating the impact this amended guidance may have on the notes to our condensed consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.